CORRELATION BETWEEN THE EXPLANATORY NOTES OF DECEMBER 31, 2021 AND MARCH 31, 2022	3 Months Ended
Mar. 31, 2022
CORRELATION BETWEEN THE EXPLANATORY NOTES OF DECEMBER 31, 2021 AND MARCH 31, 2022
CORRELATION BETWEEN THE EXPLANATORY NOTES OF DECEMBER 31, 2021 AND MARCH 31, 2022

NOTE 39 - CORRELATION BETWEEN THE EXPLANATORY NOTES OF DECEMBER 31, 2021 AND MARCH 31, 2022

	Numbers of the explanatory
	notes
	Annual	ITR from
Titles of explanatory notes	of 2021	3/31/2022
Operational context	1	1
Highlights	2	2
Electricity concessions and authorizations	3	3
Basis for the preparation and presentation of interim financial statements	4	4
Cash and cash equivalents	6	5
Restricted cash	7	6
Marketable securities	8	7
Accounts receivable, net	10	8
Financing and loans receivable	11	9
Dividends Receivable	12	10
Recoverable taxes	13	11
Income tax and social contribution	14	12
Reimbursement rights and obligations	15	13
Contractual transmission asset	17	14
Financial assets and liabilities	18	15
Investments	20	16
Fixed assets, net	21	17
Intangible assets, net	22	18
Suppliers	24	19
Advances	25	20
Loans, financing and debentures	26	21
Leases	27	22
Compulsory loan	28	23
Taxes payable	29	24
Shareholders’ compensation	31	25
Provisions for contingent liabilities	34	26
Asset decommissioning obligation	35	27
Equity	38	28
Earnings per share	39	29
Net operating revenue	40	30
Operating costs and expenses	41	31
Financial Result	42	32
Other operating income and expenses	43	33
Financial instruments and risk management	44	34
Operating segment information	45	35
Related Party Transactions	46	36
Assets Held For Sale	47	37
Subsequent Events	48	38

The explanatory notes to the 2021 annual report that were not included in the quarterly report for the three-month period ended March 31, 2022, due to the fact that they do not present relevant changes and/or are not applicable to the interim financial statements, are listed below:

Numbers of the explanatory
Titles of explanatory notes	notes
Accounting estimates and judgments	5
Decommissioning fund	9
Nuclear fuel stockpile	16
Recoverable Value of Long-Term Assets	23
Sectoral Charges	30
Onerous Contracts	32
Employee benefits	33
Estimated Obligations	36
Long-term Operational Commitments	37